UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Strategas Macro Momentum ETF

Ticker: SAMM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: December 31, 2024

This annual shareholder report contains important information about Strategas Macro Momentum ETF (the "Fund") for the period from April 3, 2024 to December 31, 2024. You can find additional information about the Fund at https://strategasetfs.com/samm or by contacting us at (855) 273-7227.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Strategas Macro Momentum ETF	$51	0.65%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

For the year ending December 31, 2024, the Strategas Macro Momentum ETF (SAMM) returned +9.28% since its inception on April 3, 2024, while its benchmark, the S&P 500 Index, returned +13.66% over that same period. As of the same ending period, SAMM gained 9.8% over the previous six months, while the S&P 500 Index, gained 8.2%, an outperformance by SAMM of 160bp. Continued sector overweights in Financials and Industrials were net positives to SAMM’s overall performance. Importantly, remaining underweight in both Energy and Health Care also positively contributed to performance in the back half of 2024.

Top Contributors to 2024 Fund Performance
Security	% Gain/ (Loss)
Palantir Technologies Inc, (PLTR)	176.1%
CNX Resources Corp, (CNX)	52.0%
Goldman Sachs Group Inc/The, (GS)	42.7%
Morgan Stanley, (MS)	39.5%
Intuitive Surgical Inc, (ISRG)	37.2%

Top Detractors to 2024 Fund Performance
Security	% Gain/ (Loss)
Hut 8 Corp, (HUT)	(30.9%)
PBF Energy Inc, (PBF)	(28.0%)
Freeport-McMoRan Inc, (FCX)	(25.6%)
Cameco Corp, (CCJ)	(25.0%)
Cleveland Cliffs Inc, (CLF)	(18.1%)
Top 6 Month Contributors to Fund Performance
Security	% Gain/ (Loss)
Palantir Technologies Inc, (PLTR)	176.1%
CNX Resources Corp, (CNX)	50.9%
Morgan Stanley, (MS)	31.9%
Vornado Realty Trust, (VNO)	29.7%
Goldman Sachs Group Inc/The, (GS)	28.0%

Top 6 Month Detractors to Fund Performance
Security	% Gain/ (Loss)
Hut 8 Corp, (HUT)	(30.9%)
Cameco Corp, (CCJ)	(25.0%)
Freeport-McMoRan Inc, (FCX)	(24.5%)
Applied Materials Inc, (AMAT)	(16.9%)
DraftKings Inc, (DKNG)	(15.1%)

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Strategas Macro Momentum ETF - $10928	S&P 500 Index (NR) (USD) - $11366
Apr/24	$10000	$10000
Dec/24	$10928	$11366

Since its inception on April 3, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call (855) 273-7227 or visit https://strategasetfs.com/samm for current month-end performance.

Average Annual Total Returns as of December 31, 2024

Fund/Index Name	Cumulative Since Inception
Strategas Macro Momentum ETF	9.28%
S&P 500 Index (NR) (USD)	13.66%

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,736,680	35	$-	122%

What did the Fund invest in?

Asset Weightings as of December 31, 2024Footnote Reference*

Consumer Discretionary 16.3%
Financials 15.9%
Information Technology 15.1%
Industrials 14.4%
Materials 7.5%
Energy 6.9%
Health Care 6.4%
Communication Services 5.9%
Real Estate 4.2%
Registered Investment Company 2.6%
Exchange Traded Fund 1.3%

Value	Value
Exchange Traded Fund	1.3%
Registered Investment Company	2.6%
Real Estate	4.2%
Communication Services	5.9%
Health Care	6.4%
Energy	6.9%
Materials	7.5%
Industrials	14.4%
Information Technology	15.1%
Financials	15.9%
Consumer Discretionary	16.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings as of December 31, 2024

Holding Name	Percentage of Total Net Assets
CRH	5.2%
Morgan Stanley	4.5%
Goldman Sachs Group	4.5%
Intuitive Surgical	4.3%
Parker-Hannifin	3.8%
PNC Financial Services Group	3.7%
Trade Desk, Cl A	3.5%
Carnival	3.5%
Cummins	3.5%
Oracle	3.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (855) 273-7227

  https://strategasetfs.com/samm

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (855) 273-7227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Strategas Macro Momentum ETF: SAMM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: December 31, 2024

STR-AR-TSR-2024-2

The Advisors' Inner Circle Fund III

Strategas Macro Thematic Opportunities ETF

Ticker: SAMT

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: December 31, 2024

This annual shareholder report contains important information about Strategas Macro Thematic Opportunities ETF (the "Fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://strategasetfs.com/samt or by contacting us at (855) 273-7227.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Macro Thematic Opportunities ETF	$74	0.65%

How did the Fund perform in the last year?

For the year ending December 31, 2024, the Strategas Macro Thematic Opportunities ETF (SAMT) returned +27.99% while its benchmark, the S&P 500 Index, returned +24.50%, an outperformance by SAMT of 349bp. As of the same ending period, SAMT gained 12.9% over the previous six months, while the S&P 500 Index, gained 8.2%, an outperformance by SAMT of 470bp. 2024 was a broadly consistent year thematically which allowed the Fund to achieve alpha relative the benchmark through thematic momentum and security selection within those themes. Market volatility in the period was largely attributable to the U.S. presidential election and the outlook for U.S. monetary policy. In the latter half of 2024, the market experienced narrowing leadership, with specific sectors driving performance. Strategas' thematic approach, focusing on macroeconomic trends, allowed the Fund to navigate this environment effectively. The Fund remained invested in four themes during the period: “Cash Flow Aristocrats,” “Artificial Intelligence” (A.I.), the “Industrial Power Renaissance” and, “De-Globalization.” The Fund’s strongest performing holdings for the period came from its A.I., Power, and Cash Flow themes

Top Contributors to 2024 Fund Performance
Security	% Gain/ (Loss)
Rocket Lab USA Inc, (RKLB)	393.6%
Palantir Technologies Inc, (PLTR)	202.5%
Broadcom Inc, (AVGO)	110.4%
NVIDIA Corp, (NVDA)	108.1%
Walmart Inc, (WMT)	74.0%

Top Detractors to 2024 Fund Performance
Security	% Gain/ (Loss)
Centrus Energy Corp, (LEU)	(34.8%)
NuScale Power Corp, (SMR)	(28.2%)
Transocean Ltd, (RIG)	(23.5%)
Albemarle Corp, (ALB)	(20.1%)
Nabors Industries Ltd, (NBR)	(14.6%)
Top 6 Month Contributors to Fund Performance
Security	% Gain/ (Loss)
Rocket Lab USA Inc, (RKLB)	430.6%
Palantir Technologies Inc, (PLTR)	198.6%
Broadcom Inc, (AVGO)	45.2%
Walmart Inc, (WMT)	34.1%
Entergy Corp, (ETR)	32.8%

Top 6 Month Detractors to Fund Performance
Security	% Gain/ (Loss)
NuScale Power Corp, (SMR)	(28.2%)
Centrus Energy Corp, (LEU)	(26.3%)
Novo Nordisk A/S, (NVO)	(22.6%)
Applied Materials Inc, (AMAT)	(20.9%)
Albemarle Corp, (ALB)	(20.1%)

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Strategas Macro Thematic Opportunities ETF - $12075	S&P 500 Index (NR) (USD) - $13772
Jan/22	$10000	$10000
Dec/22	$9300	$8802
Dec/23	$9435	$11062
Dec/24	$12075	$13772

Since its inception on January 24, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call (855) 273-7227 or visit https://strategasetfs.com/samt for current month-end performance.

Average Annual Total Returns as of December 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Strategas Macro Thematic Opportunities ETF	27.99%	6.63%
S&P 500 Index (NR) (USD)	24.50%	11.51%

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$85,033,935	36	$463,805	91%

What did the Fund invest in?

Sector Weightings as of December 31, 2024Footnote Reference*

Industrials 24.6%
Consumer Staples 14.7%
Information Technology 12.4%
Utilities 10.0%
Financials 8.0%
Energy 7.5%
Health Care 6.5%
Registered Investment Company 4.6%
Communication Services 4.2%
Consumer Discretionary 3.3%
Materials 0.8%

Value	Value
Materials	0.8%
Consumer Discretionary	3.3%
Communication Services	4.2%
Registered Investment Company	4.6%
Health Care	6.5%
Energy	7.5%
Financials	8.0%
Utilities	10.0%
Information Technology	12.4%
Consumer Staples	14.7%
Industrials	24.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings as of December 31, 2024

Holding Name	Percentage of Total Net Assets
Rocket Lab USA	5.6%
Palantir Technologies, Cl A	5.2%
Sprott Physical Gold Trust	4.6%
Costco Wholesale	4.6%
Entergy	3.6%
Murphy USA	3.3%
Walmart	3.3%
Quanta Services	3.3%
Cencora	3.2%
Intuitive Surgical	3.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (855) 273-7227

  https://strategasetfs.com/samt

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (855) 273-7227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Strategas Macro Thematic Opportunities ETF: SAMT

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: December 31, 2024

STR-AR-TSR-2024-3

The Advisors' Inner Circle Fund III

Strategas Global Policy Opportunities ETF

Ticker: SAGP

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: December 31, 2024

This annual shareholder report contains important information about Strategas Global Policy Opportunities ETF (the "Fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://strategasetfs.com/sagp or by contacting us at (855) 273-7227.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Global Policy Opportunities ETF	$69	0.65%

How did the Fund perform in the last year?

For the year ending December 31, 2024, the Strategas Global Policy Opportunities ETF (SAGP) returned +12.13% while its benchmark, the MSCI ACWI Index, returned +17.49%, over the same time frame. As of the same ending period, SAGP gained 7.2% over the previous six months, while the MSCI ACWI, gained 5.6%, an outperformance by SAGP of 160bp. SAGP’s small and mid-capitalization stocks, which make up 10 percent of the Fund with the remaining large cap, benefited during the period, as stocks tied to de-regulation, such as immigration enforcement and for-profit education stocks, benefited from a Trump victory in the 2024 election. Offsetting these SMID-cap gains during the period was the international component to the portfolio. Trump’s trade policies are viewed as dollar positive which has a negative feedback loop through non-US stock markets. In the US large cap sleeve, Trump’s policies to end the War in Ukraine and Middle East weighed on defense stocks. Moreover, the potential for health care cuts to pay for an extension of the Tax Cuts and Jobs Act (TCJA) priced into these stocks in the post-election period.

Top Contributors to 2024 Fund Performance
Security	% Gain/ (Loss)
GEO Group Inc, (GEO US)	158.4%
KONGSBERG GRUPPEN, (KOG NO)	149.6%
Axon Enterprise Inc, (AXON US)	130.1%
InterDigital, Inc, (IDCC US)	81.0%
Stride, Inc, (LRNUS)	75.1%

Top Detractors to 2024 Fund Performance
Security	% Gain/ (Loss)
iRobot Corporation, (IRBT US)	(74.2%)
Pacira Brosciences, Inc, (PCRX US)	(56.1%)
EISAI LTD, (4523 IP)	(43.4%)
Etsy, Inc, (ETSY US)	(37.6%)
Koppers Holdings Inc, (KOP US)	(36.3%)
Top 6 Month Contributors to Fund Performance
Security	% Gain/ (Loss)
Axon Enterprise Inc, (AXON US)	102.0%
GEO Group Inc, (GEO US)	94.8%
Pediatrix Medical Group, Inc, (MD US)	73.8%
CoreCivic, Inc, (CXW US)	67.5%
InterDigital, Inc, (IDCC US)	67.2%

Top 6 Month Detractors to Fund Performance
Security	% Gain/ (Loss)
Pacira Biosciences, Inc, (PCRX US)	(48.2%)
Myriad Genetics, Inc, (MYGN US)	(43.9%)
NOVO NORDISK CLASS B, (NOVOB DC)	(39.8%)
EISAI LTD, (4523 JP)	(31.8%)
Biogen, (BIIB US)	(25.8%)

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Strategas Global Policy Opportunities ETF - $11841	MSCI ACWI Index (Net) (USD) - $12505
Jan/22	$10000	$10000
Dec/22	$9460	$8710
Dec/23	$10560	$10643
Dec/24	$11841	$12505

Since its inception on January 24, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call (855) 273-7227 or visit https://strategasetfs.com/sagp for current month-end performance.

Average Annual Total Returns as of December 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Strategas Global Policy Opportunities ETF	12.13%	5.92%
MSCI ACWI Index (Net) (USD)	17.49%	7.91%

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$36,243,201	100	$239,046	68%

What did the Fund invest in?

Country Weightings as of December 31, 2024Footnote Reference*

United States 58.8%
United Kingdom 10.0%
Denmark 4.7%
Switzerland 3.4%
Germany 3.3%
Sweden 3.2%
Canada 3.2%
Japan 3.1%
Netherlands 1.9%
India 1.8%
Israel 1.8%
Norway 1.6%
Other Countries 3.1%

Value	Value
Other Countries	3.1%
Norway	1.6%
Israel	1.8%
India	1.8%
Netherlands	1.9%
Japan	3.1%
Canada	3.2%
Sweden	3.2%
Germany	3.3%
Switzerland	3.4%
Denmark	4.7%
United Kingdom	10.0%
United States	58.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings as of December 31, 2024

Holding Name	Percentage of Total Net Assets
VeriSign	2.3%
Palantir Technologies, Cl A	2.2%
Fox	2.2%
Gilead Sciences	2.0%
Match Group	2.0%
Huntington Ingalls Industries	2.0%
Yum! Brands	2.0%
Northrop Grumman	2.0%
Incyte	2.0%
General Dynamics	2.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (855) 273-7227

  https://strategasetfs.com/sagp

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (855) 273-7227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Strategas Global Policy Opportunities ETF: SAGP

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: December 31, 2024

STR-AR-TSR-2024-1

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2024			FYE December 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$797,690	None	None	$717,900	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$559,700(2)	None	None	$807,756(2)
(d)	All Other Fees	None	None	$10,530(3)	None	None	$7,535(3)

Fees billed by Cohen & Co (“Cohen”) (Formerly, BBD LLP (“BBD”)) related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2024			FYE December 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	None	None	None	$88,500	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2024			FYE December 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$392,971	None	None	$303,108	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax return preparation fees for affiliates of the Funds.

(3)	Non-audit assurance engagements for service affiliates of the funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (PwC):

	FYE December 31, 2024	FYE December 31, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (Cohen):

	FYE December 31, 2024	FYE December 31, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (E&Y):

	FYE December 31, 2024	FYE December 31, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)       The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $570,230 and $815,291 for 2024 and 2023, respectively.

(g)       The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2024 and 2023, respectively.

(g)       The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2024 and 2023, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)       The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

STRATEGAS
ASSET MANAGEMENT

ANNUAL FINANCIALS AND OTHER INFORMATION // DECEMBER 2024

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2024

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	13
Statements of Operations	15
Statements of Changes in Net Assets	17
Financial Highlights	20
Notes to Financial Statements	23
Report of Independent Registered Public Accounting Firm	46
Notice to Shareholders (Unaudited)	48
Other Information (Form N-CSR Items 8-11) (Unaudited)	49

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO
MOMENTUM ETF
DECEMBER 31, 2024

SCHEDULE OF INVESTMENTS

COMMON STOCK — 92.6%

	Shares	Value
COMMUNICATION SERVICES — 5.9%
Tencent Holdings ADR	7,183	$381,992
Trade Desk, Cl A *	4,687	550,863
		932,855
CONSUMER DISCRETIONARY — 16.3%
Alibaba Group Holding ADR	3,004	254,709
Amazon.com *	1,657	363,530
Carnival *	21,974	547,592
DraftKings, Cl A *	10,418	387,550
Green Brick Partners *	5,966	337,019
Home Depot	881	342,700
Tesla *	825	333,168
		2,566,268
ENERGY — 6.9%
Cameco *	9,568	491,700
CNX Resources *	9,217	337,987
EQT	5,545	255,680
		1,085,367
FINANCIALS — 15.9%
Goldman Sachs Group	1,223	700,314
Morgan Stanley	5,682	714,341
PayPal Holdings *	5,880	501,858
PNC Financial Services Group	3,023	582,986
		2,499,499
HEALTH CARE — 6.4%
Bristol-Myers Squibb	5,849	330,820
Intuitive Surgical *	1,294	675,416
		1,006,236
INDUSTRIALS — 14.4%
Carrier Global	5,498	375,293
Cummins	1,560	543,816
Dycom Industries *	1,933	336,458
Gates Industrial *	20,644	424,647
Parker-Hannifin	929	590,872
		2,271,086

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO
MOMENTUM ETF
DECEMBER 31, 2024

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — 15.1%
Apple	1,542	$386,148
Hut 8 *	5,291	108,413
International Business Machines	2,295	504,510
NVIDIA	3,265	438,457
Oracle	3,249	541,413
Palantir Technologies, Cl A *	5,161	390,326
		2,369,267

MATERIALS — 7.5%
CRH	8,892	822,688
Wheaton Precious Metals	6,193	348,294
		1,170,982

REAL ESTATE — 4.2%
Simon Property Group ‡	2,274	391,605
Vornado Realty Trust ‡ *	6,370	267,795
		659,400

TOTAL COMMON STOCK
(Cost $13,461,253)		14,560,960

REGISTERED INVESTMENT COMPANY — 2.6%

Sprott Physical Gold Trust
(Cost $395,987)	20,530	413,474

EXCHANGE TRADED FUND — 1.3%

iShares 10-20 Year Treasury Bond ETF
(Cost $221,334)	2,048	203,858

TOTAL INVESTMENTS— 96.5%
(Cost $14,078,574)		$15,178,292

Percentages are based on Net Assets of $15,736,680.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO
MOMENTUM ETF
DECEMBER 31, 2024

*	Non-income producing security.

‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

As of December 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF
DECEMBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.0%

	Shares	Value
COMMUNICATION SERVICES — 4.2%
Alphabet, Cl A	9,325	$1,765,223
Meta Platforms, Cl A	3,085	1,806,298
		3,571,521
CONSUMER DISCRETIONARY — 3.3%
Murphy USA	5,648	2,833,884

CONSUMER STAPLES — 14.7%
Altria Group	35,778	1,870,832
Costco Wholesale	4,272	3,914,305
Kroger	32,740	2,002,051
Procter & Gamble	11,631	1,949,937
Walmart	30,962	2,797,417
		12,534,542
ENERGY — 7.5%
Cameco *	16,353	840,381
Centrus Energy, Cl A *	9,660	643,452
Cheniere Energy	11,937	2,564,903
Exxon Mobil	21,647	2,328,568
		6,377,304
FINANCIALS — 8.0%
Baldwin Insurance Group, Cl A *	55,462	2,149,707
BlackRock Funding *	2,636	2,702,190
Marsh & McLennan	9,029	1,917,850
		6,769,747
HEALTH CARE — 6.5%
Cencora	12,297	2,762,890
Intuitive Surgical *	5,225	2,727,241
		5,490,131
INDUSTRIALS — 24.6%
AECOM	22,948	2,451,305
AeroVironment *	12,458	1,917,162
FTI Consulting *	8,769	1,676,019
L3Harris Technologies	9,558	2,009,856
Northrop Grumman	4,627	2,171,405
NuScale Power *	35,429	635,242

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF
DECEMBER 31, 2024

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Planet Labs PBC *	631,980	$2,553,199
Quanta Services	8,796	2,779,976
Rocket Lab USA *	185,582	4,726,774
		20,920,938
INFORMATION TECHNOLOGY — 12.4%
Broadcom	9,970	2,311,445
Microsoft	3,613	1,522,879
NVIDIA	17,193	2,308,848
Palantir Technologies, Cl A *	58,071	4,391,910
		10,535,082
MATERIALS — 0.8%
Albemarle	7,754	667,464

UTILITIES — 10.0%
American Electric Power	24,752	2,282,877
Duke Energy	21,336	2,298,740
Entergy	40,568	3,075,866
Oklo, Cl A *	39,557	839,795
		8,497,278

TOTAL COMMON STOCK
(Cost $65,847,405)		78,197,891

REGISTERED INVESTMENT COMPANY — 4.6%

Sprott Physical Gold Trust
(Cost $3,503,542)	195,571	3,938,800
TOTAL INVESTMENTS— 96.6%
(Cost $69,350,947)		$82,136,691

Percentages are based on Net Assets of $85,033,935.

*	Non-income producing security.

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF
DECEMBER 31, 2024

As of December 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
DECEMBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.9%

	Shares	Value
CANADA — 3.2%
FINANCIALS — 1.7%
Brookfield Asset Management, Cl A	10,918	$591,828

MATERIALS — 1.5%
Ivanhoe Mines, Cl A *	45,287	537,197
		1,129,025
CAYMAN ISLANDS — 1.5%
HEALTH CARE — 1.5%
BeiGene *	39,500	555,282

DENMARK — 4.7%
HEALTH CARE — 3.0%
Genmab *	2,855	591,686
Novo Nordisk, Cl B	5,663	490,842
		1,082,528
MATERIALS — 1.7%
Novonesis (Novozymes) B, Cl B	10,730	607,451
		1,689,979
GERMANY — 3.3%
HEALTH CARE — 1.7%
Fresenius Medical Care	13,449	614,990

MATERIALS — 1.6%
Covestro *	9,877	593,201
		1,208,191
INDIA — 1.8%
HEALTH CARE — 1.8%
Lupin	24,263	667,607

IRELAND — 1.6%
INDUSTRIALS — 1.6%
Experian PLC	13,209	569,903

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
DECEMBER 31, 2024

COMMON STOCK — continued

	Shares	Value
ISRAEL — 1.8%
INDUSTRIALS — 1.8%
Elbit Systems	2,522	$659,631

JAPAN — 3.1%
HEALTH CARE — 3.1%
Astellas Pharma	57,500	561,426
Eisai	20,000	550,904
		1,112,330
NETHERLANDS — 1.9%
COMMUNICATION SERVICES — 1.9%
Universal Music Group	26,489	678,052

NORWAY — 1.6%
INDUSTRIALS — 1.6%
Kongsberg Gruppen	5,180	583,798

SWEDEN — 3.2%
FINANCIALS — 1.6%
EQT	21,235	588,278

INDUSTRIALS — 1.6%
Saab, Cl B	27,785	587,674
		1,175,952
SWITZERLAND — 3.4%
HEALTH CARE — 1.7%
Roche Holding	2,173	612,636

INFORMATION TECHNOLOGY — 1.7%
Logitech International	7,650	633,441
		1,246,077
UNITED KINGDOM — 10.0%
CONSUMER DISCRETIONARY — 1.9%
Pearson PLC	42,120	676,266

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
DECEMBER 31, 2024

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — 1.7%
Smith & Nephew PLC	49,493	$614,517

INDUSTRIALS — 4.8%
BAE Systems PLC	39,106	562,491
RELX PLC	13,142	597,296
Smiths Group PLC	27,563	593,395
		1,753,182
MATERIALS — 1.6%
LyondellBasell Industries, Cl A	7,716	573,067
		3,617,032
UNITED STATES — 58.8%
COMMUNICATION SERVICES — 4.8%
Fox	16,191	786,559
Iridium Communications	2,555	74,146
Match Group *	22,637	740,456
Shutterstock	2,374	72,051
Yelp, Cl A *	2,039	78,909
		1,752,121
CONSUMER DISCRETIONARY — 5.1%
Adtalem Global Education *	858	77,949
Domino's Pizza	1,617	678,752
H&R Block	1,347	71,176
Perdoceo Education	2,849	75,413
Polaris	1,158	66,724
Strategic Education	784	73,241
Stride *	707	73,479
Yum! Brands	5,411	725,940
		1,842,674
CONSUMER STAPLES — 3.8%
Altria Group	13,125	686,306
Brown-Forman, Cl B	18,041	685,197
		1,371,503
ENERGY — 0.4%
Bristow Group *	2,062	70,727
CONSOL Energy	611	65,181
		135,908
FINANCIALS — 0.2%
Federated Hermes, Cl B	1,830	75,232

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
DECEMBER 31, 2024

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — 13.0%
Addus HomeCare *	640	$80,224
Amedisys *	899	81,620
Biogen *	4,638	709,243
Chemed	138	73,112
DaVita *	4,533	677,910
Dynavax Technologies *	6,047	77,220
Exelixis *	2,212	73,660
Gilead Sciences	8,029	741,639
Glaukos *	576	86,365
Harmony Biosciences Holdings *	2,244	77,216
HealthEquity *	769	73,786
Hims & Hers Health *	2,529	61,151
Incyte *	10,369	716,187
Lantheus Holdings *	888	79,441
Masimo *	449	74,220
Myriad Genetics *	4,813	65,986
Neurocrine Biosciences *	621	84,766
Pacira BioSciences *	4,381	82,538
Pediatrix Medical Group *	5,266	69,090
Select Medical Holdings	3,784	71,328
Vertex Pharmaceuticals *	1,639	660,025
		4,716,727
INDUSTRIALS — 17.2%
A O Smith	10,154	692,605
AAR *	1,140	69,859
AeroVironment *	401	61,710
Axon Enterprise *	1,122	666,827
CoreCivic *	3,665	79,677
Fluor *	1,429	70,478
General Dynamics	2,700	711,423
GEO Group *	2,908	81,366
Huntington Ingalls Industries	3,911	739,062
Leidos Holdings	4,552	655,761
Lockheed Martin	1,443	701,211
Maximus	1,047	78,159
Mercury Systems *	1,950	81,900
Northrop Grumman	1,540	722,707
Pitney Bowes	10,043	72,711
Science Applications International	635	70,980
Textron	8,771	670,894
		6,227,330

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
DECEMBER 31, 2024

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — 9.2%
Dropbox, Cl A *	2,720	$81,709
Fair Isaac *	320	637,098
InterDigital	391	75,744
Lattice Semiconductor *	1,339	75,854
LiveRamp Holdings *	2,514	76,350
Motorola Solutions	1,507	696,581
Palantir Technologies, Cl A *	10,506	794,569
Rambus *	1,336	70,621
VeriSign *	3,976	822,873
		3,331,399
MATERIALS — 5.1%
Arch Resources	464	65,526
Chemours	3,613	61,060
Eastman Chemical	7,273	664,171
Ingevity *	1,611	65,648
International Paper	12,727	684,967
Koppers Holdings	2,047	66,323
Materion	679	67,139
MP Materials *	3,352	52,291
Scotts Miracle-Gro	1,026	68,065
Sylvamo	854	67,483
		1,862,673
		21,315,567

TOTAL COMMON STOCK
(Cost $34,787,451)		36,208,426

TOTAL INVESTMENTS— 99.9%
(Cost $34,787,451)		$36,208,426

Percentages are based on Net Assets of $36,243,201.

*	Non-income producing security.

Cl — Class

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
DECEMBER 31, 2024

As of December 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES

Strategas Macro Momentum ETF
Assets:
Investments at Value (Cost $14,078,574)	$15,178,292
Cash and Cash Equivalents	679,426
Receivable due from Advisor	32,978
Deferred Offering Cost (Note 2)	7,539
Dividend and Interest Receivable	1,237
Reclaim Receivable	720
Receivable for Capital Shares Sold	25
Total Assets	15,900,217
Liabilities:
Payable for Income Distributions	110,432
Payable due to Administrator	2,014
Chief Compliance Officer Fees Payable	1,078
Payable for Trustees' Fee	88
Payable for Audit Fees	28,263
Payable for Exchange Fees	10,000
Custody Fees Payable	6,761
Payable for Printing Fees	1,531
Other Accrued Expenses	3,370
Total Liabilities	163,537

Commitments & Contingencies†

Net Assets	$15,736,680
Net Assets Consist of:
Paid-in Capital	$15,252,809
Total Distributable Earnings	483,871
Net Assets	$15,736,680
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	580,001
Net Asset Value, Offering and Redemption Price Per Share	$27.13

†	See Note 5 in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES

	Strategas Macro Thematic Opportunities ETF	Strategas Global Policy Opportunities ETF
Assets:
Investments at Value (Cost $69,350,947 and $34,787,451)	$82,136,691	$36,208,426
Cash and Cash Equivalents	4,083,297	802,823
Foreign Currency at Value (Cost $— and $3,999)	—	4,008
Dividend and Interest Receivable	45,993	26,779
Reclaim Receivable	1,918	25,589
Total Assets	86,267,899	37,067,625
Liabilities:
Payable for income distributions	1,194,864	805,688
Payable for Management Fees	39,100	18,728
Other Accrued Expenses	—	8
Total Liabilities	1,233,964	824,424
Net Assets	$85,033,935	$36,243,201
Net Assets Consist of:
Paid-in Capital	$79,643,930	$34,941,391
Total Distributable Earnings	5,390,005	1,301,810
Net Assets	$85,033,935	$36,243,201
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	2,920,000	1,270,000
Net Asset Value, Offering and Redemption Price Per Share	$29.12	$28.54

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
FOR THE PERIOD ENDED DECEMBER 31, 2024

STATEMENTS OF OPERATIONS

Strategas Macro Momentum ETF(1)
Investment Income:
Dividend Income	$113,127
Interest Income	10,756
Less: Foreign Taxes Withheld	(1,985)
Total Investment Income	121,898
Expenses:
Management Fees	43,364
Administration Fees	13,475
Chief Compliance Officer Fees	1,588
Trustees' Fees	1,922
Audit Fees	28,263
Offering Costs	23,662
Legal Fees	17,040
Custodian Fees	13,522
Registration Fees	12,065
Printing Fees	9,037
Pricing Fees	409
Other Fees	11,027
Total Expenses	175,374
Management Fee Waiver	(43,364)
Reimbursement for Management Fees	(80,623)
Net Expenses	51,387
Net Investment Income	70,511
Net Realized Gain (Loss) on:
Investments(2)	(336,757)
Net Realized (Loss)	(336,757)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,099,718
Net Change in Unrealized Appreciation	1,099,718
Net Realized and Unrealized Gain	762,961
Net Increase in Net Assets Resulting from Operations	$833,472

(1)	Commenced operations on April 3, 2024.

(2)	Includes Realized Gain (Loss) as a result of in-kind transactions. (See Note 6 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
FOR THE YEAR ENDED DECEMBER 31, 2024

STATEMENTS OF OPERATIONS

	Strategas Macro Thematic Opportunities ETF	Strategas Global Policy Opportunities ETF
Investment Income:
Dividend Income	$836,243	$533,912
Interest Income	167,548	28,020
Less: Foreign Taxes Withheld	(3,295)	(28,009)
Total Investment Income	1,000,496	533,923
Expenses:
Management Fees	463,805	239,046
Total Expenses	463,805	239,046
Net Investment Income	536,691	294,877
Net Realized Gain (Loss) on:
Investments	9,641,815	5,281,635
Foreign Currency Translations	—	(11,670)
Net Realized Gain	9,641,815	5,269,965
Net Change in Unrealized Appreciation (Depreciation) on:
Investments(1)	7,099,159	(1,354,707)
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	12,822
Foreign Currency Translations	—	(1,667)
Net Change in Unrealized Appreciation (Depreciation)	7,099,159	(1,343,552)
Net Realized and Unrealized Gain	16,740,974	3,926,413
Net Increase in Net Assets Resulting from Operations	$17,277,665	$4,221,290

(1)	Includes Realized Gain (Loss) as a result of in-kind transactions. (See Note 6 in the Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT

STATEMENTS OF CHANGES IN NET ASSETS

Strategas Macro Momentum ETF
Period Ended December 31, 2024(1)
Operations:
Net Investment Income	$70,511
Net Realized Loss	(336,757)
Net Change in Unrealized Appreciation (Depreciation)	1,099,718
Net Increase in Net Assets Resulting from Operations	833,472
Distributions:	(110,432)
Capital Share Transactions:
Issued	16,946,997
Redeemed	(1,933,357)
Increase in Net Assets from Capital Share Transactions	15,013,640
Total Increase in Net Assets	15,736,680
Net Assets:
Beginning of Period	—
End of Period	$15,736,680

Share Transactions:
Issued	650,001
Redeemed	(70,000)
Net Increase in Shares Outstanding from Share Transactions	580,001

(1)	Commenced operations on April 3, 2024.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT

STATEMENTS OF CHANGES IN NET ASSETS

	Strategas Macro Thematic Opportunities ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net Investment Income	$536,691	$890,182
Net Realized Gain (Loss)	9,641,815	(6,622,430)
Net Change in Unrealized Appreciation (Depreciation)	7,099,159	6,297,125
Net Increase in Net Assets Resulting from Operations	17,277,665	564,877
Distributions:	(1,194,864)	(961,155)
Capital Share Transactions:
Issued	19,123,221	6,440,298
Redeemed	(14,536,626)	(19,229,088)
Increase (Decrease) in Net Assets from Capital Share Transactions	4,586,595	(12,788,790)
Total Increase (Decrease) in Net Assets	20,669,396	(13,185,068)
Net Assets:
Beginning of Year	64,364,539	77,549,607
End of Year	$85,033,935	$64,364,539

Share Transactions:
Issued	650,000	280,000
Redeemed	(520,000)	(850,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	130,000	(570,000)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT

STATEMENTS OF CHANGES IN NET ASSETS

	Strategas Global Policy Opportunities ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net Investment Income	$294,877	$337,981
Net Realized Gain (Loss)	5,269,965	(566,310)
Net Change in Unrealized Appreciation (Depreciation)	(1,343,552)	3,156,690
Net Increase in Net Assets Resulting from Operations	4,221,290	2,928,361
Distributions:	(805,688)	(328,348)
Capital Share Transactions:
Issued	14,639,019	19,179,875
Redeemed	(16,675,061)	(6,920,253)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,036,042)	12,259,622
Total Increase in Net Assets	1,379,560	14,859,635
Net Assets:
Beginning of Year	34,863,641	20,004,006
End of Year	$36,243,201	$34,863,641

Share Transactions:
Issued	520,000	780,000
Redeemed	(590,000)	(290,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(70,000)	490,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO
MOMENTUM ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout the Period

	Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.18
Net Realized and Unrealized Gain (Loss)	2.14
Total from Investment Operations	2.32
Dividends and Distributions:
Net Investment Income	(0.19)
Total Dividends and Distributions	(0.19)
Net Asset Value, End of Period	$27.13
Total Return†	9.28%
Net Assets End of Period (Thousands)	$15,737
Ratios and Supplemental Data:
Ratio of Expenses to Average Net Assets	0.65	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.22	%††
Ratio of Net Investment Income to Average Net Assets	0.89	%††
Portfolio Turnover	122	%‡

*	Per unit data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized for periods less than a year. Total return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

††	Annualized.

‡	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

(1)	Commenced operations on April 3, 2024.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout the Year/Period

	Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$23.07	$23.08	$25.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.20	0.29	0.32
Net Realized and Unrealized Gain (Loss)	6.26	0.04 (2)	(2.07)
Total from Investment Operations	6.46	0.33	(1.75)
Dividends and Distributions:
Net Investment Income	(0.41)	(0.34)	(0.17)
Total Dividends and Distributions	(0.41)	(0.34)	(0.17)
Net Asset Value, End of Year/Period	$29.12	$23.07	$23.08
Total Return†	27.99%	1.45%	(7.00)%
Net Assets End of Year/Period (Thousands)	$85,034	$64,365	$77,550
Ratios and Supplemental Data:
Ratio of Expenses to Average Net Assets	0.65%	0.65%	0.65%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	0.65%	0.65%	0.65%††
Ratio of Net Investment Income to Average Net Assets	0.75%	1.26%	1.45%††
Portfolio Turnover	91%	150%	94%‡

*	Per unit data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized for periods less than a year.

Total return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

††	Annualized.

‡	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

(1)	Commenced operations on January 24, 2022.

(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for that period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout the Year/Period

	Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$26.02	$23.53	$25.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.22	0.26	0.20
Net Realized and Unrealized Gain (Loss)	2.94	2.48	(1.55)
Total from Investment Operations	3.16	2.74	(1.35)
Dividends and Distributions:
Net Investment Income	(0.22)	(0.25)	(0.12)
Capital Gains	(0.42)	—	—
Total Dividends and Distributions	(0.64)	(0.25)	(0.12)
Net Asset Value, End of Year/Period	$28.54	$26.02	$23.53
Total Return†	12.13%	11.62%	(5.40)%
Net Assets End of Year/Period (Thousands)	$36,243	$34,864	$20,004
Ratios and Supplemental Data:
Ratio of Expenses to Average Net Assets	0.65%	0.65%	0.65%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	0.65%	0.65%	0.65%††
Ratio of Net Investment Income to Average Net Assets	0.80%	1.07%	0.91%††
Portfolio Turnover	68%	74%	85%‡

Amounts designated as “—” are $0

*	Per unit data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized for periods less than a year. Total return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

††	Annualized.

‡	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

(1)	Commenced operations on January 24, 2022.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2024

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 49 funds. The financial statements herein are those of the Strategas Macro Momentum ETF, Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF (each a “Fund” and together, the “Funds”). The investment objective of the Funds is to seek long-term capital appreciation. The Funds are classified as a “diversified” investment company and operate as an exchange traded fund (“ETF”). Strategas Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Funds. Vident Advisory, LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as sub-adviser. Prior to July 14, 2023, Vident Investment Advisory, LLC (“VIA” or the “Prior Sub-Adviser”) served as sub-adviser to Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF. Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF commenced operations on January 24, 2022. The Strategas Macro Momentum ETF commenced operations on April 3, 2024. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Shares of the Funds are listed and traded on the NYSE Arca (the "Exchange"), Inc. Market prices for the Fund shares ("Shares") may be different from their net asset value ("NAV"). The Fund issues and redeems Shares on a continuous basis, at NAV only in a large specified number of Shares, called "Creation Units." Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2024

assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2024

transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely- than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2024

As of and during the year ended December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from estimated amounts.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. To the extent applicable, the Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gain (loss)

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2024

on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized gain (loss) on foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the relevant Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute their net investment income and any net realized capital gains at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs of the Funds, including costs of printing the initial prospectus, legal, and registration fees, are amortized to expense over a twelve month period. As of December 31, 2024, the Strategas Macro Momentum ETF had $7,539 remaining to be amortized.

Creation Units — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 10,000 Shares, or multiples thereof).

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with SEI Investments Distribution Co. (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2024

retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

The following table discloses the value/cost of one creation unit, creation transaction fee and redemption transaction fee for each transaction in a Creation Unit as of December 31, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value at December 31, 2024	Redemption Transaction Fee
Strategas Macro Momemtum ETF	10,000	$150	$271,300	$150
Strategas Macro Thematic Opportunities ETF	10,000	$200	$291,200	$200
Strategas Global Policy Opportunities ETF	10,000	$750	$285,400	$750

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2024

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended December 31, 2024, the Funds did not incur any fees for these services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of each Fund as compensation for distribution and shareholder services. For the year ended December 31, 2024, the Funds did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement and Sub-Advisory Agreement:

The Adviser oversees the day-to-day operations of the Funds, subject to the oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Funds to operate. Further, the Adviser continuously reviews, supervises, and administers the Funds’ investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser. The Board supervises the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities. For its services to the Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF the advisor is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of the average daily net assets of each Fund. For its services to the Strategas Macro Momentum ETF the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.55% of the average daily net assets of the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2024

Under the investment advisory agreement between the Trust, on behalf of Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF, and the Adviser, the Adviser has agreed to pay all expenses incurred by each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives.

Under the terms of the investment advisory agreement for the Strategas Macro Momentum ETF, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) from exceeding 0.65% of the average daily net assets of the Fund until April 30, 2025 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. The agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors' Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2025. During the year ended December 31, 2024, the Funds did not incur any recoupments. Recapture of previously waived fees and reimbursed expenses would be recognized as Recovery of Investment Advisory fees previously waived in the Statements of Operations.

	Period	Subject to Repayment until December 31:	Amount
Strategas Macro Momentum ETF	01/01/2024–12/31/2024	2027	$123,987

On September 26, 2023, the Adviser and the Sub-Adviser entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board. The Sub-Advisory Agreement was amended and restated effective April 2, 2024 to include

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2024

the Strategas Macro Momentum ETF as a fund to which investment sub-advisory services are performed.

For its services, the Sub-Adviser is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.07% based on the average daily net assets of the respective Fund for assets up to $250 million, 0.065% based on the average daily net assets of each Fund when assets exceed $250 million, and 0.06% based on the average daily net assets of each Fund when assets exceed $500 million, subject to a minimum annual fee of $35,000.

As part of an acquisition transaction that resulted in the change in control of VIA, the Sub-Adviser replaced the Prior Sub-Adviser to Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF, effective as of July 14, 2023. Prior to this date, the Prior Sub-Adviser served as subadvisor to Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF pursuant to an investment sub-advisory agreement entered into between the Adviser and the Prior Sub-Adviser (the “Prior Sub-Advisory Agreement”). The terms and fees of the Sub-Advisory Agreement are the same as the terms and fees of the Prior Sub-Advisory Agreement, except for the date.

There was no change in either Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF portfolio managers, investment objective, principal investment strategy, or investment policies in connection with the aforementioned acquisition transaction.

6. Investment Transactions:

For the year ended December 31, 2024, the purchases and sales of investment securities other than in-kind transactions, long-term U.S. Government and short-term investments, were as follows:

	Purchases	Sales
Strategas Macro Momentum ETF	$13,349,329	$13,302,882
Strategas Macro Thematic Opportunities ETF	62,530,337	63,642,103
Strategas Global Policy Opportunities ETF	24,345,300	24,407,799

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2024

For the year ended December 31, 2024, there were in-kind transactions associated with creation and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Strategas Macro Momentum ETF	$16,255,928	$1,886,834	$246,344
Strategas Macro Thematic Opportunities ETF	18,026,678	14,218,017	5,694,426
Strategas Global Policy Opportunities ETF	14,080,172	16,319,043	4,337,598

For the year ended December 31, 2024, there were no purchases or sales of long-term U.S. Government securities by the Funds.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arises.

During the year ended December 31, 2024, the following permanent differences are primarily attributable to redemptions in-kind.

	Distributable Earnings/ (Accumulated Loss)	Paid-in Capital
Strategas Macro Momentum ETF	$(239,169)	$239,169
Strategas Macro Thematic Opportunities ETF	(5,685,945)	5,685,945
Strategas Global Policy Opportunities ETF	(4,293,971)	4,293,971

These reclassifications had no impact on the net assets or net values of the Funds.

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The tax character of dividends and distributions declared during the fiscal year ended December 31, 2024 and December 31, 2023 were as follows:

	Ordinary Income	Long Term Capital Gain	Total
Strategas Macro Momentum ETF
2024	$110,432	$—	$110,432
Strategas Macro Thematic Opportunities ETF
2024	1,194,864	—	1,194,864
2023	961,155	—	961,155
Strategas Global Policy Opportunities ETF
2024	333,756	471,932	805,688
2023	328,348	—	328,348

As of December 31, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post October Specified Losses	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings
Strategas Macro Momentum ETF	$—	$—	$(497,030)	$(18,519)	$999,502	$(82)	$483,871
Strategas Macro Thematic Opportunities ETF	—	—	(6,363,964)	(196,011)	11,969,937	(19,957)	5,390,005
Strategas Global Policy Opportunities ETF	229,585	109,679	—	—	962,545	1	1,301,810

Post October specified losses represent specified losses on investment transactions from November 1, 2024 to December 31, 2024, that, in accordance with Federal Income tax regulations, the Fund(s) may elect to defer and treat as having arisen in the following fiscal year.

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For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Total
Strategas Macro Momentum ETF	$497,030	$497,030
Strategas Macro Thematic Opportunities ETF	6,363,964	6,363,964

During the year ended December 31, 2024, the following Funds utilized capital loss carryforwards to offset capital gains; $4,208,589 Strategas Macro Thematic Opportunities ETF and $217,949 Strategas Global Policy Opportunities ETF.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at December 31, 2024, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Strategas Macro Momentum ETF	$14,178,790	$1,412,489	$(412,987)	$999,502
Strategas Macro Thematic Opportunities ETF	70,166,754	14,710,192	(2,740,255)	11,969,937
Strategas Global Policy Opportunities ETF	35,245,087	3,250,265	(2,287,720)	962,545

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to investments in passive foreign investment companies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

8. Concentration of Risks:

As with all management investment companies, a shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ NAV and ability to meet their investment objective.

Active Management Risk (All Funds) - The success of each Fund’s strategy is dependent on the Adviser’s ability and its stock selection process to correctly identify the Fund’s investments. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising, in which

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case the Fund could experience losses regardless of the overall performance of the U.S. equity market.

Business Development Companies (“BDCs”) Risk (Strategas Macro Momentum ETF) - Investments in closed-end funds that are BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized companies that may not have access to public equity markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and the portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value.

Depositary Receipts Risk (Strategas Macro Momentum ETF) - Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based.

Emerging Market Company Risk (Strategas Global Policy Opportunities ETF) - Investments in emerging market companies are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign companies. Unlike more established markets, emerging markets may have governments that are less stable and economies that are less developed. Furthermore, future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The Fund considers an emerging market company to be a company designated as from an emerging market country by the MSCI All Country World Index.

Equity Market Risk (All Funds) – The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause

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losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stockholders such as the Fund.

ETF Risks (All Funds) – The Funds are ETFs and, as a result of this structure, they are exposed to the following risks.

Trading Risk – Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Funds are ETFs, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Foreign Company Risk (Strategas Global Policy Opportunities ETF and Strategas Macro Momentum ETF) – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

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Foreign Currency Risk (Strategas Global Policy Opportunities ETF and Strategas Macro Momentum ETF) – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Geographic Focus Risk (Strategas Global Policy Opportunities ETF) – To the extent that it focuses its investments on a particular country or geographic region outside the U.S., the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

European Risk – The Fund has significant exposure to securities of issuers located in the European region. As a result, the Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests. Any adverse economic or political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Countries in Europe will be significantly affected by the fiscal and monetary controls of the EU. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the Euro, the default or threat of default by an EU member country on its sovereign debt, and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the Euro and/or withdraw from the EU, such as the U.K.’s formal exit on January 31, 2020. While the U.K left the EU single markets and customs union under the terms of a new trade agreement effective December 31, 2020, there is still considerable uncertainty relating to the potential consequences associated with the U.K.’s exit and whether the exit will increase the likelihood of other countries also departing the EU.

On February 24, 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geopolitical tensions. Russia’s actions and the resulting responses by the United States and other countries could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact

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on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct exposure to securities of Russian issuers.

Gold Risk (Strategas Macro Momentum ETF) – Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate to price movements in other asset classes. Some factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold, an increase in the hedging of precious metals, such as gold, and changes in economic and/or political conditions, including regulatory developments.

Inflation Risk (All Funds) – Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline. Measures of inflation have increased to levels not experienced in several decades. Uncertainty regarding the magnitude of interest rate increases, and the ability of the Federal Reserve to successfully control inflation, may negatively impact asset prices and increase market volatility.

Investments in Investment Company Risk (Strategas Macro Momentum ETF) - When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Certain closed-end investment companies issue a fixed number of shares that trade on a stock exchange at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Large Capitalization Risk (All Funds) – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as

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changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Liquidity Risk (All Funds) – The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Lobbying Focused Investments Risk (Strategas Global Policy Opportunities ETF) – The Adviser’s investment process utilizes lobbying intensity as the primary input when selecting securities for the Fund’s portfolio. The Adviser does not consider a company’s traditional financial metrics when constructing the Fund’s portfolio. A company’s financial performance is determined by a number of factors, and the degree to which a company engages in lobbying activities may have little or no impact on whether the company performs well or poorly financially. Further, a company may be lobbying due to a threat to its operations created by proposed or anticipated regulations and if such lobbying efforts are unsuccessful and the regulations are adopted, the regulations could lead to increased operational costs or other effects causing underperformance. Companies with significant lobbying expenditures may underperform companies with lower lobbying expenditures. The Fund may forego some market opportunities available to funds that do not focus on securities of companies with significant lobbying activity, and therefore the Fund may underperform such other funds. Additionally, U.S. federal law imposes obligations on companies to disclose certain information on lobbying spend. If the law were to change in a manner so as to limit or eliminate such disclosures, it could have a material, negative impact on the Adviser’s ability to gather information regarding corporate lobbying spend.

Macro-Momentum Investing Strategy Risk (Strategas Macro Momentum ETF) – The Adviser selects securities for the Fund’s portfolio pursuant to a macro momentum investment strategy. The value of the Fund may decline if, among other reasons, securities selected for inclusion in the Fund’s portfolio due to their security characteristics that the Adviser believes are most highly correlated to a macro momentum strategy do not perform as anticipated, the Adviser fails to identify or declines to include in the Fund’s portfolio profitable companies that would have been beneficial to a macro momentum portfolio, or other investment strategies generally outperform a macro momentum strategy of investing based on a variety of factors..

Macro-Thematic Trend Investing Strategy Risk (Strategas Macro Thematic Opportunities ETF) – The Adviser select securities for the Fund’s portfolio pursuant to a macro-thematic trend investment strategy. The value of the Fund may decline if, among other reasons, macro-thematic trends believed to be beneficial to the Fund do not develop as anticipated or maintain over time, securities selected for inclusion

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in the Fund’s portfolio due to their security characteristics that the Adviser believes are most highly correlated to a macro-thematic trend do not perform as anticipated, the Adviser fails to identify or declines to include in the Fund’s portfolio profitable companies that would have been beneficial to a macro-thematic trend, or other investment strategies generally outperform macro-thematic trends investing based on a variety of factors.

Master Limited Partnerships (MLPs) Risk (Strategas Macro Momentum ETF) – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Methodology Risk (Strategas Global Policy Opportunities ETF) – The Adviser’s methodology to determine a company’s “lobbying intensity” is derived from publicly available lobbying data filed and disclosed pursuant to the LDA. To the extent that a company fraudulently or accidently reports incorrect lobbying expenditures, such data may affect the Adviser’s methodology and cause securities of a company to be included in or excluded from the Fund’s portfolio when such securities otherwise would have been excluded or included, respectively. Further, there may be ways to influence legislation or public policy that may not be legally classified as “lobbying” or reported as such pursuant to the LDA. Additionally, the LDA only covers U.S. federal lobbying and does not include state or local lobbying or the lobbying of foreign governments. To the extent that the data disclosed pursuant to the LDA does not fully capture all lobbying expenditures or is otherwise incomplete, the Adviser’s methodology may be affected and result in securities of companies being included or excluded in the portfolio of the Fund that otherwise may have been excluded or included, respectively. The exclusion or inclusion of such securities may negatively affect the value of the Fund’s portfolio.

New Fund Risk (Strategas Macro Momentum ETF) – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

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Portfolio Turnover Risk (All Funds) – Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect a Fund’s performance.

REITs Risk (Strategas Macro Momentum ETF) – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Sector Focus Risk (All Funds) – Because the Funds may, from time to time, be more heavily invested in particular sectors, the value of their shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, each Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The Funds’ sector exposures may change over time, as macroeconomic, market, sector and company-specific conditions change.

Consumer Discretionary Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the consumer discretionary sector. The manufacturing segment of the consumer discretionary sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of companies operating in the consumer discretionary sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the consumer discretionary sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Healthcare Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the healthcare sector. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions

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on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector can also be significantly affected by product liability claims, rapid obsolescence of products or services, and patent expirations, as well as government approval of products and services.

Industrials Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the industrials sector. The Fund is subject to the risk that the securities of issuers in the industrials sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the information technology sector. The information technology sector has been among the most volatile sectors of the stock market. Because the Fund’s investments are significantly exposed to companies in the information technology sector, its performance will be significantly affected by developments in that sector. The information technology sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. Companies in the information technology sector involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain companies in the information technology sector may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Fund investments may decline dramatically in value if anticipated products or services are delayed or cancelled. The risks associated with companies in the information technology sector are magnified in the case of small-cap technology companies.

Materials Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the materials sector. The

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materials sector includes companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the materials sector. The prices of the securities of companies operating in the materials sector may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, supply chain disruptions, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Shareholder Concentration Risk (All Funds) – A large percentage of each Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase a Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

Small and Medium Capitalization Companies Risk (All Funds) – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Tax Risk (Strategas Macro Momentum ETF) – Income from certain ETPs that invest in commodities and other non-security based asset classes, as well as direct investments in such alternative asset classes such as gold, may not be qualifying income for purposes of the qualifying income test that must be met by the Fund in order to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will seek to restrict its income from direct investments in such alternative investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under the Code. However, there is no guarantee that the Fund will be successful in this regard. If the Fund fails to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the Fund’s Statement of Additional Information (the “SAI”) for a more detailed

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discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a RIC. The tax treatment of certain commodity investments and other non-security based instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. The Fund’s pursuit of its investment objective will potentially be limited by the Fund’s intention to qualify for treatment as a RIC. The Fund can make certain investments, the treatment of which is unclear under the Code and could adversely affect the Fund’s ability to qualify as a RIC.

U.S. Government Securities Risk (Strategas Macro Momentum ETF) – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

Valuation Risk (All Funds) – The risk that a security may be difficult to value. A Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

Please also refer to the Funds’ Prospectuses and Statements of Additional Information for more comprehensive descriptions of the risk factors affecting shareholder investments in the Funds.

9. Other:

At December 31, 2024, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund) . However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

10. Recent Accounting Pronouncement:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by

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the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio manager(s). The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Strategas Macro Momentum ETF, Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF and the Board of Trustees of The Advisors’ Inner Circle Fund III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Strategas Macro Momentum ETF, Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF (collectively referred to as the “Funds”), (three of the funds constituting The Advisors’ Inner Circle Fund III (the “Trust”)), including the schedules of investments, as of December 31, 2024, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting The Advisors’ Inner Circle Fund III) at December 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting The Advisors' Inner Circle Fund III	Statements of operations	Statements of changes in net assets	Financial highlights
Strategas Macro Momentum ETF	For the period from April 3, 2024 (commencement of operations) through December 31, 2024
Strategas Macro Thematic Opportunities ETF Strategas Global Policy Opportunities ETF	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the two years in the period ended December 31, 2024 and the period from January 24, 2022 (commencement of operations) through December 31, 2022

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Strategas Asset Management, LLC investment companies since 2023.

Philadelphia, Pennsylvania
February 28, 2025

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2024
(UNAUDITED)

NOTICE TO SHAREHOLDERS

For shareholders that do not have a December 31, 2024 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2024, the Fund is designating the following items with regard to distributions paid during the period.

Return of Capital	Long Term Capital Gain Distribution	Ordinary Income Distribution	Total Distributions	Dividends Qualifying for Corporate Dividend Received Deduction(1)
Strategas Macro Momentum ETF
0.00%	0.00%	100.00%	100.00%	63.43%
Strategas Macro Thematic Opportunities ETF
0.00%	0.00%	100.00%	100.00%	66.61%
Strategas Global Policy Opportunities ETF
0.00%	58.58%	41.42%	100.00%	84.66%

Qualifying Dividend Income(2)	Qualifying Business Income(3)	U.S. Government Interest(4)	Foreign Investors Interest Related Dividends(5)	Qualified Short Term Capital Gain(6)
Strategas Macro Momentum ETF
80.04%	7.35%	0.00%	6.56%	0.00%
Strategas Macro Thematic Opportunities ETF
69.19%	0.00%	0.00%	10.11%	0.00%
Strategas Global Policy Opportunities ETF
100.00%	0.00%	0.00%	5.43%	100.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)	The percentage of this column represents that amount of ordinary dividend income that qualifed for 20% Business Income Deduction.

(4)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(5)	The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2024
(UNAUDITED)

OTHER INFORMATION (FORM N-CSR ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements filed under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements (the “Agreements”) must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 4–5, 2024 to decide whether to renew the Agreements for additional one-year terms. In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2024
(UNAUDITED)

the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Adviser and the Funds’ overall fees and operating expenses compared with peer groups of funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2024
(UNAUDITED)

Adviser’s investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2024
(UNAUDITED)

any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Adviser pursuant to the sub-advisory agreement and that the fees payable to the Sub-Adviser reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Funds were not unreasonable.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2024
(UNAUDITED)

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2024
(UNAUDITED)

considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Strategas ETFs

c/o SEI Investments Distribution Co.
One Freedom Valley Drive

 Oaks, PA 19456
855-273-7227

Investment Adviser

 Strategas Asset Management, LLC 52

Vanderbilt Avenue, 19th Floor

 New York, NY 10017

Sub-Adviser

 Vident Advisory, LLC

1125 Sanctuary Parkway, Suite 515

 Alpharetta, GA 30009

Administrator

 SEI Investments Global Funds Services One

Freedom Valley Drive

 Oaks, PA 19456

Distributor

SEI Investments Distribution Co.

 One Freedom Valley Drive Oaks,

PA 19456

Legal Counsel

 Morgan, Lewis & Bockius LLP

2222 Market Street

 Philadelphia, PA 19103

Independent Registered Public Accounting Firm

 Ernst & Young LLP

2005 Market Street, Suite 700

 Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

STR-AR-001-0200

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)       There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: March 10, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: March 10, 2025